Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Total tax expense
Current income tax expense	₽ (487)	₽ (311)	₽ (1,348)	₽ (718)
Deferred tax benefit/(expense)	47	41	133	6
Income tax expense for the period	₽ (440)	₽ (270)	₽ (1,215)	₽ (712)